SHORT-TERM INVESTMENTS - Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 923,118	$ 889,904
Gross unrealized gains	833	1,395
Gross unrealized losses	(4,635)	(17,323)
Estimated fair value (Level 2 within the fair value hierarchy)	919,316	873,976
Fair Value, Inputs, Level 2 | Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Amortized cost	822,156	835,856
Gross unrealized gains	779	1,299
Gross unrealized losses	(4,552)	(16,582)
Estimated fair value (Level 2 within the fair value hierarchy)	818,383	820,573
Fair Value, Inputs, Level 2 | U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost	92,902	51,207
Gross unrealized gains	50	93
Gross unrealized losses	(51)	(741)
Estimated fair value (Level 2 within the fair value hierarchy)	92,900	50,559
Fair Value, Inputs, Level 2 | U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost	8,060	2,841
Gross unrealized gains	4	3
Gross unrealized losses	(32)	0
Estimated fair value (Level 2 within the fair value hierarchy)	$ 8,033	$ 2,844